Vessels Under Construction - Movement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Movement In Vessels Under Construction [Roll Forward]
Vessels under construction at January 1,	$ 41,589	$ 0
Payments to Shipyards	20,580	41,208
Capitalized interest	1,859	381
Vessel under construction at December 31, 2024 and June 30, 2025	$ 64,028	$ 41,589